Other Current Assets and Non-Current Assets - Schedule of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Other Non-current Assets [Abstract]
Investment receivable	[1]	$ 7,369	¥ 50,000
Loans to third parties	[2]	12,000	81,420	78,926
Other non-current assets		$ 19,369	¥ 131,420	¥ 78,926

[1]	On April 21, 2026, the Company entered into an investment agreement with Hainan Manduohuizhi Investment Co., Ltd. (the “Target Company”) to make a capital contribution of RMB50,000(US$ 7,369) in cash by way of a capital increase. As the Target Company failed to complete the required industrial and commercial registration change on a timely basis, the Company has decided to withdraw from the investment and is currently in negotiations with the Target Company regarding the withdrawal. As of June 30, 2026, the agreement had not been formally terminated. As of June 30, 2026, the RMB50,000(US$ 7,369) paid under the investment agreement is recorded as investment receivable, which is classified as current. Management assessed the recoverability of the investment receivable and determined that no impairment provision was required.
[2]	On March 31, 2023, the Company entered into a five-year loan agreement with Worthy Credit Limited (“Worthy Credit”), pursuant to which the Company agreed to provide a loan of $5,000 to Worthy Credit bearing an interest rate of 2% per annum. Worthy Credit shall provide loan services to the Company’s customers who purchase the Company’s products sold in HK. As a result, the Company expects to promote its sourcing services, product sales, and battery-swapping services in the HK area. As of June 30, 2026, the loan had not yet been disbursed to any customers, as the Company’s vehicle product remains at the certification stage and no contracts have been entered into with any dealers or purchasers of battery swapping stations. In April 2023, the Group entered into a cooperation agreement with Richness Fortune Credit (HK) Company Limited (“Richness”), whereby the Group agreed to provide a $6,000 loan to facilitate Richness’ identification of potential investment targets. However, due to persistent weakness in the primary investment market, the investment opportunities presented by Richness failed to meet management’s expectations, resulting in the funds remaining unutilized. Subsequently, in 2024, the Group and Richness executed an amendment agreement that: extends the cooperation term through December 2028 and implements an annual interest charge of $300. During the six months ended June 30, 2026, the Company recognized interest of RMB1,357 (US$200).